Changes in Liabilities from Financing Activities	12 Months Ended
Dec. 31, 2024
Changes in Liabilities from Financing Activities [Abstract]
Changes in Liabilities from Financing Activities

34.    Changes in liabilities from financing activities

	2022
	Short-term borrowings	Financial liabilities at fair value through profit or loss	Long-term borrowings (including current portion)	Lease liabilities	Total liabilities from financing activities
January 1	$1,083,815	$22,454,885	$3,031,264	$819,098	$27,389,062
Cash inflow from financing activities	1,005,059	2,199,999	4,001,688	—	7,206,746
Cash outflow from financing activities	(1,005,059)	—	(1,739,984)	(373,901)	(3,118,944)
Interest paid (Note1)	—	—	—	(12,586)	(12,586)
Payment of contingent consideration (Note 2)	—	(300,000)	—	—	(300,000)
Loss on valuation of financial liabilities at fair value through profit or loss	—	8,054,506	—	—	8,054,506
Acquisition through business combinations	—	—	91,255	—	91,255
Changes in other non-cash items	—	472,000	—	357,716	829,716
Effects of foreign currency exchange	(106,935)	(28,066)	(359,224)	(80,010)	(574,235)
December 31	$976,880	$32,853,324	$5,024,999	$710,317	$39,565,520
	2023
	Short-term borrowings	Financial liabilities at fair value through profit or loss	Long-term borrowings (including current portion)	Guarantee deposits (shown as other non-current liabilities)	Lease liabilities	Total liabilities from financing activities
January 1	$976,880	$32,853,324	$5,024,999	$—	$710,317	$39,565,520
Cash inflow from financing activities	1,397,615	—	3,083,996	27,171	—	4,508,782
Cash outflow from financing activities	(320,718)	—	(2,827,853)	—	(782,117)	(3,930,688)
Interest paid (Note1)	—	—	—	—	(42,419)	(42,419)
Payment of contingent consideration (Note 2)	—	(400,000)	—	—	—	(400,000)
Gain on valuation of financial liabilities at fair value through profit or loss	—	(5,480,914)	—	—	—	(5,480,914)
Preferred shares conversion	—	(26,911,070)	—	—	—	(26,911,070)
Acquisition through business combinations	3,239,093	—	210,333	105,957	6,098,825	9,654,208
Changes in other non-cash items	—	—	—	—	66,641	66,641
Effects of foreign currency exchange	(42,637)	(676)	1,206	(1,521)	(90,458)	(134,086)
December 31	$5,250,233	$60,664	$5,492,681	$131,607	$5,960,789	$16,895,974
	2024
	Short-term borrowings	Financial liabilities at fair value through profit or loss	Long-term borrowings (including current portion)	Guarantee deposits (shown as other non-current liabilities)	Lease liabilities	Total liabilities from financing activities
January 1	$5,250,233	$60,664	$5,492,681	$131,607	$5,960,789	$16,895,974
Cash inflow from financing activities	1,861,076	6,475,471	7,857,361	119,140	—	16,313,048
Cash outflow from financing activities	(4,323,616)	—	(5,055,675)	—	(1,001,160)	(10,380,451)
Interest paid (Note 1)	—	—	—	—	(66,640)	(66,640)
Loss on valuation of financial liabilities at fair value through profit or loss	—	676,564	—	—	—	676,564
Acquisition through business combinations (Note 3)	—	4,612,649	269,437	125	—	4,882,211
Changes in other non-cash items (Note 4 and 5)	(1,402,583)	(2,522,580)	902,583	—	652,036	(2,370,544)
Effects of foreign currency exchange	(309,206)	(2,681)	(435,192)	(3)	(541,472)	(1,288,554)
December 31	$1,075,904	$9,300,087	$9,031,195	$250,869	$5,003,553	$24,661,608

Note 1:    presented in cashflows from operating activities.

Note 2:    presented in cashflows from investing activities.

Note 3:    financial liabilities at fair value through profit or loss that were acquired through business combination in 2024 includes Green Quest acquisition contingent consideration ($1,440,519) and the 2024 Sponsor Promissory Notes ($2,562,102) and warrants ($610,028) that were issued related to the Merger with Blue Ocean.

Note 4:    Changes in other non-cash items for short-term borrowings include reclassification of short-term borrowing to long-term borrowing ($3,022,580) due to contract extension and termination of short-term borrowing excluding accumulated interest ($500,000) in exchange for convertible promissory notes.

Note 5:    Changes in other non-cash items for financial liabilities at fair value through profit or loss is due to convertibles notes that were converted into the Company’s ordinary shares during the period.